Redeemable Noncontrolling Interest (Details) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) vote		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Apr. 01, 2021	Apr. 01, 2018	Apr. 01, 2015 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Number of Installments Related to Stockholders Agreement									2
Number of stockholder votes to approve actions | vote		2
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 464.9 [1]	$ 483.7	[1]	$ 464.9	[1]				$ 0.0
Fair value at date of acquisition		0.0							$ 411.5
Net income attributable to NCI	32.9	26.2		32.9		$ 0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(1.1)	(3.2)		$ (1.1)		$ 0.0
Purchase of shares from NCI	(12.6)	0.0
Adjustment to carrying amount of redeemable noncontrolling interest	$ 34.2	$ (4.2)
Forecast
Redeemable Noncontrolling Interest [Line Items]
Number of Installments Related to Stockholders Agreement							1	1
ARX Holding Corp.
Redeemable Noncontrolling Interest [Line Items]
Equity interest percentage	69.20%	69.20%		69.20%					5.00%
ARX Holding Corp. | Forecast
Redeemable Noncontrolling Interest [Line Items]
Equity interest percentage							100.00%	80.00%
Lower Limit
Redeemable Noncontrolling Interest [Line Items]
Multiple for determining purchase price of shares		1
Upper Limit
Redeemable Noncontrolling Interest [Line Items]
Multiple for determining purchase price of shares		2

[1]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.